Income Taxes (Details) - Schedule of Reconciles the Local (United States) Statutory Rates to the Company’s Effective Tax Rate	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciles the Local (United States) Statutory Rates to the Company’s Effective Tax Rate [Abstract]
U.S. statutory rate	21.00%	21.00%
Differential of Malaysia statutory tax rate	1.20%	2.00%
Change in valuation allowance	(19.00%)	(23.80%)
Permanent difference	(3.80%)
Effective tax rate	(0.60%)	(0.80%)